BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash	$ 13,139	$ 122,985
Accounts receivable, net of Allowance for Doubtful Accounts of $4,073 and $0 in 2012 and 2011	39,711	50,294
Inventories	145,209	97,605
Prepaid expense and other assets	27,409	30,148
Total Current Assets	225,468	301,032
Fixed assets, net	3,521	4,600
Intangibles, net	140,588	140,588
Total Assets	369,577	446,220
LIABILITIES AND STOCKHOLDERS' DEFICIT
Current portion of long-term debt (See Note 6)	0	0
Current portion of convertible debt, net of discounts of $21,138 and $28,741 (See Note 6)	1,081,187	1,055,559
Accounts payable	733,595	731,135
Accrued expenses	1,599,519	566,574
Total Current Liabilities	3,414,301	2,353,268
Long-term debt and convertible debt, net of discounts of $0 and $16,446 (See Note 6)	89,300	630,153
Liability for equity-linked financial instruments (See Note 8)	169,179	166,063
Stockholders' Deficit:
Common stock, $.01 par value, 300,000,000 authorized, 104,247,228 and 32,074,000 outstanding	1,042,473	320,740
Additional paid-in capital	14,945,435	8,844,952
Deficit accumulated during development stage	(19,291,111)	(11,868,956)
Total Stockholders' Deficit	(3,303,203)	(2,703,264)
Total Liabilities and Stockholders' Deficit	$ 369,577	$ 446,220